Other Payables	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
OTHER PAYABLES

NOTE 8 — OTHER PAYABLES

	December 31,
	2024	2023
	U.S. dollars in thousands
Government institutions	188	428
Employees and related benefits	145	85
Operating lease liabilities	89	82
Liability to sellers	-	430	(*)
Revenue sharing payment payable	171	140
Accrued expenses and other payables	649	368

	1,242	1,533

(*)	Includes $98 thousand to SciSparc as of December 31, 2023. See Note 17 for additional information.